Shareholder Report, Average Annual Return (Details) 1014039_Franklin FTSE Australia ETF_Single Class_TSR Annual {Single Class}	12 Months Ended	60 Months Ended	101 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Franklin FTSE Australia ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Franklin FTSE Australia ETF (NAV)
Average Annual Return, Percent	22.01%	6.52%	7.03%
FTSE Australia Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Australia Index-NR
Average Annual Return, Percent	22.04%	6.56%	7.02%
FTSE Australia Capped Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Australia Capped Index-NR
Average Annual Return, Percent	22.04%	6.56%	7.02%